Other Liabilities (Schedule Of Components Of Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Equipment maintenance reserves	$ 904.2		$ 850.0
Accrued expenses and accounts payable	478.1		554.0
Accrued interest payable	247.1		235.3
Security and other deposits	227.4		231.6
Current taxes payable and deferred taxes	179.8	[1]	185.5	[1]
Valuation adjustment relating to aerospace commitments	137.5	[1]	188.1	[1]
Other	403.3	[2]	425.4	[2]
Total other liabilities	2,577.4	[2]	2,669.9	[2]
CIT Group Inc. [Member]
Total other liabilities	$ 678.3		$ 620.2

[1]	In conjunction with FSA, a liability was recorded to reflect the current fair value of aircraft purchase commitments outstanding at the time. When the aircraft are purchased, the cost basis of the assets is reduced by the associated liability.
[2]	Other liabilities consist of other taxes, property tax reserves and other miscellaneous liabilities.